OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
OTHER CURRENT ASSETS
Schedule of other current assets

	December 31,	December 31,
	2023	2022
Recoverable value-added taxes	$2,603,043	$2,689,170
Others	235,508	60,110
Less: provision for doubtful accounts	(6,678)	(6,874)
	$2,831,873	$2,742,406

Movement of allowance for doubtful accounts

	December 31,	December 31,
	2023	2022
Balance at beginning of the year	$6,874	$20,621
Charge to expenses	7,061	—
Reversal of charges	—	(12,483)
Writing off of accounts receivable	(7,061)	—
Foreign exchange loss	(196)	(1,264)
Balance at end of the year	$6,678	$6,874